Short-Term and Long-Term Financial Liabilities	3 Months Ended
Mar. 31, 2026
Short-Term and Long-Term Financial Liabilities [Abstract]
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
11	SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES

Convertible Notes

As of March 31, 2026, the Group’s financial liabilities primarliy consist of convertible notes.

Convertible notes are classified as long-term financial liabilities based on their contractual maturities in accordance with the terms of the applicable convertible note agreements. The portion of convertible notes expected to be converted or settled within twelve months of the reporting date is classified as a current financial liability.

Carrying Amount of Financial Liabilities

	Conversion exercise	Contractual interest	Maturity	March 31,	December 31,
	price	rate %	date	2026	2025
Convertible notes, long term	$1.65	15.00%	July 10, 2028	82,694,942	81,548,426
Convertible notes, long term	$3.88	12.50%	April 30, 2029	4,990,419	4,262,670
Total financial liabilities, net				87,685,361	85,811,096

Of which classified as:
Current financial liabilities, net				1,778,704	3,694,936
Non-current financial liabilities, net				85,906,657	82,116,160

The convertible note agreements with a maturity date of July 10, 2028 accrues interest at the rate of fifteen percent (15.00%) per annum; provided that interest shall be payable (a) at a rate per annum equal to ten percent (10.00%) with respect to interest paid in cash (“Cash Interest”) and (b) at a rate per annum equal to five percent (5.00%) with respect to PIK Interest.

The convertible note agreements with a maturity date of April 30, 2029 accrues interest at the rate of twelve and one-half percent (12.50%) per annum; provided that interest shall be payable at a rate per annum equal to twelve and one-half percent (12.50%) with respect to PIK Interest.

Convertible Note Movement

The following table summarizes the movement in the carrying amount of convertible notes for the periods ended March 31, 2026 and December 31, 2025.

	March 31, 2026	December 31, 2025
Opening balance	85,811,096	72,995,438
Additions	2,745,488	19,929,687
Converted into shares	-	(2,220,431)
Debt discount	(983,384)	(7,590,005)
Embedded derivative	-	(3,915,094)
Accrued interest, net (*)	112,161	6,611,501
Ending balance	87,685,361	85,811,096

(*)	The amount includes US$4,143,466 (2025: US$2,913,965) relating to interest expense on convertible notes which is recorded under financial expense.

Debt Discount

In connection with certain convertible note issuances, the Group issued subscription and commitment shares (“incentive shares”) to lenders. These incentive shares are treated as standalone financial instruments that are both legally detachable and separately exercisable. The fair value of incentive shares is determined using the market price of the shares on the grant date and recorded as a debt discount, which reduces the carrying amount of the related convertible note liabilities.

The debt discount is amortized over the contractual term of the convertible notes using the effective interest method, with amortization recorded as interest expense. The total debt discount amortized during the period ended March 31, 2026 was US$620,120 (March 31, 2025: US$129,531).

In addition, incentive shares issued in connection with committed but not yet issued convertible notes, totaled US$13,269,747 (2025: US$14,253,132), are presented as deferred financing costs within Other Assets and will be reclassified as a reduction of the convertible note liabilities upon issuance.

Further, certain convertible notes issued by the Group contain embedded conversion features and reset provisions that require evaluation under ASC 815, Derivatives and Hedging. The Group concluded that these embedded features (i.e. notes that are initially convertible at 202.0202 shares per $1,000, with the conversion rate resetting monthly from April to December 2025 based on $1,000 divided by 1.65 times the “Reset Price.” The Reset Price is the greater of a $2.00 floor and the lesser of the prior Reset Price and the 20-day VWAP, capped at $3.00) do not qualify for the equity scope exception under ASC 815-40, as the settlement terms are not indexed solely to the Entity’s own stock. Accordingly, the embedded features are bifurcated from the host debt instruments and accounted for separately as embedded derivative liabilities.

The fair value of the embedded derivative liabilities is estimated using a Monte Carlo simulation model, which incorporates assumptions regarding the Group’s share price, expected volatility, risk-free interest rate, credit risk, expected term of the convertible notes, and the probability and timing of conversion. The embedded derivative liabilities are classified as Level 3 within the fair value hierarchy due to the use of significant unobservable inputs.

Maturity Profile

The maturity profile of financial liabilities consists of the following:

	March 31, 2026	Dec 31, 2025

2026	1,778,704	3,694,936
2027	-	-
2028	86,234,234	82,495,077
2029	14,067,357	13,649,501
Total principal	102,080,295	99,839,514
Less: unamortized debt discount	(14,394,934)	(14,028,418)
Total	87,685,361	85,811,096